Baird Strategic Municipal Bond Fund
Schedule of Investments, September 30, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Economic Settlement Authority,
4.000%, 09/15/2033 (Callable 09/15/2026)	$1,250,000	$1,199,539
Albertville Board of Education,
3.500%, 02/01/2031 (Callable 02/01/2023)(Insured by AGM)	300,000	293,380
Black Belt Energy Gas District:
2.800%, 10/01/2052 (SIFMA Municipal Swap Index + 0.350%)(Callable 09/01/2026)(Mandatory Tender Date 12/01/2026) (2)	1,000,000	935,967
5.000%, 05/01/2053 (Mandatory Tender Date 06/01/2028) (1)	2,500,000	2,572,533
County of Elmore AL,
5.000%, 05/01/2047 (Callable 05/01/2032)(Insured by BAM)	1,000,000	1,030,882
County of Shelby AL,
4.000%, 08/15/2033 (Callable 12/01/2024)	195,000	195,907
Southeast Alabama Gas Supply District:
2.946%, 06/01/2049 (1 Month LIBOR USD + 0.850%)(Callable 03/01/2024)(Mandatory Tender Date 06/01/2024) (2)	800,000	787,465
4.000%, 06/01/2049 (Callable 03/01/2024)(Mandatory Tender Date 06/01/2024) (1)	830,000	827,879
Southeast Energy Authority A Cooperative District,
5.000%, 05/01/2053 (Callable 05/01/2028)(Mandatory Tender Date 08/01/2028) (1)	500,000	500,371
Tallassee Board of Education,
4.000%, 08/01/2034 (Callable 08/01/2030)(Insured by AGM)	310,000	291,712
Total Alabama (Cost $9,123,793)		8,635,635	1.9%

Alaska
Alaska Housing Finance Corp.:
4.000%, 06/01/2036 (Pre-refunded to 06/01/2025)	215,000	217,984
4.000%, 06/01/2036 (Callable 06/01/2025)	535,000	498,577
Alaska Industrial Development & Export Authority:
4.250%, 04/01/2031 (Callable 04/01/2023)	185,000	185,228
4.000%, 04/01/2032 (Callable 04/01/2029)	1,875,000	1,836,309
Alaska Municipal Bond Bank Authority,
5.000%, 10/01/2026	175,000	185,362
CIVIC Ventures:
5.000%, 09/01/2023	235,000	235,868
5.000%, 09/01/2025	170,000	171,677
5.000%, 09/01/2026 (Callable 09/01/2025)	680,000	686,338
5.000%, 09/01/2027 (Callable 09/01/2025)	250,000	252,262
Southeast Alaska Power Agency,
5.250%, 06/01/2029 (Callable 12/01/2024)	150,000	155,155
University of Alaska,
5.000%, 10/01/2028 (Callable 10/01/2025)	110,000	114,504
Total Alaska (Cost $4,804,326)		4,539,264	1.0%

Arizona
Arizona Industrial Development Authority:
2.470%, 07/01/2025 (Insured by SD CRED PROG)	115,000	110,323
3.169%, 10/01/2025	125,000	119,270
4.750%, 10/01/2025 (3)	165,000	157,994
5.000%, 10/01/2028	110,000	113,880
4.000%, 11/01/2028	1,000,000	992,194
5.000%, 10/01/2029	10,000	10,378
5.000%, 10/01/2030 (Callable 10/01/2026) (3)	105,000	95,914
5.000%, 10/01/2030 (Callable 10/01/2029)	140,000	144,603
4.000%, 10/01/2031 (Callable 10/01/2029)	65,000	61,290
4.000%, 10/01/2033 (Callable 10/01/2029)	100,000	92,100
4.000%, 10/01/2034 (Callable 10/01/2029)	85,000	77,216
Cochise County Community College District,
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by BAM)	120,000	124,831
Industrial Development Authority of the County of Pima,
4.000%, 09/01/2029 (Callable 03/01/2023)	1,175,000	1,178,137
Maricopa County Industrial Development Authority:
4.500%, 07/01/2025 (3)	125,000	119,820
4.000%, 07/01/2026 (3)	1,150,000	1,137,925
5.000%, 07/01/2026 (Insured by SD CRED PROG)	430,000	442,570
5.000%, 07/01/2027 (Insured by SD CRED PROG)	710,000	734,104
5.000%, 01/01/2033 (Callable 01/01/2027)	250,000	260,134
5.000%, 01/01/2035 (Callable 01/01/2027)	1,650,000	1,706,974
Total Arizona (Cost $8,231,428)		7,679,657	1.7%

Arkansas
Batesville Public Facilities Board,
5.000%, 06/01/2027	500,000	514,600
Benton Washington Regional Public Water Authority,
4.000%, 10/01/2034 (Callable 10/01/2029)(Insured by BAM)	250,000	250,896
City of Heber Springs AR,
1.625%, 06/01/2047 (Callable 06/01/2028)	985,000	842,898
City of Maumelle AR,
4.000%, 08/01/2030 (Callable 08/01/2025)	75,000	75,269
City of Prairie Grove AR,
1.750%, 06/01/2051 (Callable 12/01/2026)(Insured by BAM)	740,000	641,267
Lonoke School District No. 1,
2.250%, 02/01/2030 (Callable 10/31/2022)(Insured by ST AID)	255,000	227,257
Pulaski County Public Facilities Board,
5.000%, 12/01/2042 (Callable 12/01/2024)	1,000,000	989,994
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	205,000	206,848
Total Arkansas (Cost $4,168,831)		3,749,029	0.8%

California
American Valley Community Services District,
1.500%, 11/01/2023 (Callable 11/01/2022) (3)	1,000,000	969,658
Anaheim Public Financing Authority,
5.000%, 09/01/2025	400,000	413,285
California Community College Financing Authority,
5.750%, 07/01/2060 (Callable 07/01/2032) (3)	2,250,000	1,982,150
California Health Facilities Financing Authority,
3.000%, 03/01/2041 (Callable 09/01/2023)(Mandatory Tender Date 03/01/2024) (1)	925,000	911,974
California Infrastructure & Economic Development Bank,
3.150%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)	200,000	196,016
California Public Finance Authority:
2.125%, 11/15/2027 (Callable 05/15/2023) (3)	600,000	532,239
2.375%, 11/15/2028 (Callable 05/15/2023) (3)	565,000	490,942
3.125%, 05/15/2029 (Callable 11/15/2023) (3)	500,000	432,109
California Statewide Communities Development Authority,
4.000%, 04/01/2036 (Callable 04/01/2030)	1,175,000	1,078,252
Calipatria Unified School District,
0.000%, 08/01/2027 (Insured by ACA)	165,000	134,491
Cathedral City Public Financing Authority,
0.000%, 08/01/2032 (Insured by NATL)	1,085,000	691,009
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)	200,000	198,947
City of Los Angeles Department of Airports:
5.000%, 05/15/2027	2,250,000	2,357,404
5.000%, 05/15/2028	1,750,000	1,842,417
County of Sacramento CA,
5.000%, 07/01/2029 (Callable 07/01/2028)	1,035,000	1,121,603
Long Beach Bond Finance Authority,
3.376%, 11/15/2026 (3 Month LIBOR USD + 1.430%) (2)	700,000	674,951
Mayers Memorial Hospital District:
0.000%, 08/01/2026	230,000	189,502
0.000%, 08/01/2029	165,000	116,508
0.000%, 08/01/2032	210,000	125,184
0.000%, 08/01/2034	260,000	137,561
Metropolitan Water District of Southern California,
2.590%, 07/01/2037 (SIFMA Municipal Swap Index + 0.140%)(Callable 11/23/2023)(Mandatory Tender Date 05/21/2024) (2)	150,000	149,227
Norman Y Mineta San Jose International Airport SJC,
4.000%, 03/01/2034 (Callable 03/01/2031)(Insured by BAM)	1,525,000	1,396,023
Oxnard School District,
5.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (5)	315,000	324,793
River Islands Public Financing Authority:
5.000%, 09/01/2032 (Callable 09/01/2029)(Insured by AGM)	400,000	435,342
5.000%, 09/01/2033 (Callable 09/01/2029)(Insured by AGM)	385,000	413,794
5.000%, 09/01/2034 (Callable 09/01/2029)(Insured by AGM)	500,000	533,323
5.000%, 09/01/2035 (Callable 09/01/2029)(Insured by AGM)	675,000	717,143
Riverside County Redevelopment Successor Agency:
5.000%, 10/01/2025 (Insured by BAM) (5)	200,000	209,299
5.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (5)	80,000	82,791
Santa Cruz City High School District,
0.000%, 02/01/2024 (Insured by NATL)	200,000	190,580
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM) (5)	1,000,000	997,173
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)	2,000,000	1,892,606
Western Placer Unified School District,
2.000%, 06/01/2025 (Callable 06/01/2023)	225,000	211,652
Yorba Linda Redevelopment Agency Successor Agency,
0.000%, 09/01/2026 (Insured by NATL)	315,000	268,491
Total California (Cost $24,257,041)		22,418,439	4.8%

Colorado
City & County of Denver CO,
5.000%, 11/15/2030	3,000,000	3,162,068
City of Greeley CO,
4.000%, 08/01/2036 (Callable 08/01/2028)	100,000	100,857
Colorado Educational & Cultural Facilities Authority:
5.250%, 03/01/2025 (Insured by NATL)	200,000	206,106
2.000%, 09/01/2030 (Callable 09/01/2028)	550,000	469,506
Colorado Health Facilities Authority:
2.125%, 05/15/2028 (Callable 05/15/2023)	750,000	679,900
2.625%, 05/15/2029 (Callable 12/15/2023)	1,000,000	892,146
3.000%, 05/15/2061 (SIFMA Municipal Swap Index + 0.550%)(Callable 02/17/2026)(Mandatory Tender Date 08/17/2026) (2)	2,000,000	2,000,015
5.000%, 05/15/2062 (Callable 08/15/2027)(Mandatory Tender Date 08/15/2028) (1)	2,000,000	2,129,986
Denver Health & Hospital Authority,
4.000%, 12/01/2028 (Callable 12/01/2023)	100,000	96,453
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	50,000	37,457
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)	565,000	543,159
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	250,000	205,103
Poudre Tech Metropolitan District:
3.000%, 12/01/2026 (Insured by AGM)	115,000	111,438
3.000%, 12/01/2027 (Insured by AGM)	270,000	258,806
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)	225,000	193,213
Regional Transportation District,
4.000%, 01/15/2033 (Callable 01/15/2031)	1,730,000	1,615,465
State of Colorado,
4.000%, 12/15/2036 (Callable 12/15/2031)	700,000	660,348
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)	135,000	143,310
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)	1,918,000	1,360,219
Total Colorado (Cost $16,182,580)		14,865,555	3.2%

Connecticut
Connecticut Housing Finance Authority,
3.500%, 11/15/2045 (Callable 05/15/2029)	955,000	920,754
Connecticut State Health & Educational Facilities Authority:
2.750%, 01/01/2026 (Callable 10/31/2022) (3)	200,000	189,544
3.500%, 07/01/2026	700,000	670,985
5.000%, 07/01/2027 (Callable 07/01/2026)	60,000	60,463
5.000%, 07/01/2029	400,000	418,515
5.000%, 07/01/2030	425,000	445,965
Connecticut State Higher Education Supplement Loan Authority,
5.000%, 11/15/2026 (ETM)	350,000	372,672
State of Connecticut,
4.000%, 05/01/2036 (Callable 05/01/2030)	3,200,000	3,055,348
Town of Sprague CT:
4.000%, 09/01/2024 (Insured by BAM)	40,000	40,135
4.000%, 09/01/2025 (Insured by BAM)	55,000	55,160
Town of West Hartford CT,
3.000%, 01/15/2030 (Callable 01/15/2024)	250,000	236,972
Total Connecticut (Cost $6,981,158)		6,466,513	1.4%

District of Columbia
District of Columbia,
5.500%, 02/28/2034	1,000,000	1,037,412
District of Columbia Water & Sewer Authority,
3.000%, 10/01/2057 (Callable 07/01/2027)(Mandatory Tender Date 10/01/2027) (1)	1,000,000	967,305
Metropolitan Washington Airports Authority,
5.000%, 10/01/2037 (Callable 10/01/2027)	1,000,000	1,012,305
Total District of Columbia (Cost $3,226,411)		3,017,022	0.7%

Florida
Brevard County Health Facilities Authority,
5.000%, 04/01/2052 (Callable 04/01/2032)	1,250,000	1,230,330
Capital Trust Agency, Inc.,
5.250%, 12/01/2024 (3)	650,000	640,205
City of Jacksonville FL,
4.000%, 10/01/2033 (Callable 10/01/2026)	100,000	100,435
City of Orlando FL,
5.000%, 11/01/2025 (Insured by AGM)	180,000	187,509
City of Tallahassee FL,
5.000%, 12/01/2027 (Callable 12/01/2025)	500,000	510,998
County of Broward FL,
4.000%, 09/01/2036 (Callable 09/01/2031)	3,000,000	2,806,027
County of Miami-Dade FL:
5.000%, 10/01/2031 (Callable 10/01/2024)	160,000	161,815
4.000%, 10/01/2036 (Callable 10/01/2030)	1,525,000	1,409,423
Florida Department of Management Services,
3.000%, 11/01/2035 (Callable 11/01/2031)	1,210,000	999,791
Florida Development Finance Corp.:
3.000%, 06/01/2023	115,000	113,262
4.000%, 06/01/2024	105,000	102,514
4.000%, 06/15/2025	445,000	441,406
2.375%, 06/01/2027 (Callable 06/01/2023) (3)	835,000	738,170
5.250%, 06/15/2029 (Callable 06/15/2027) (3)	1,000,000	958,508
5.000%, 02/01/2035 (Callable 02/01/2032)	1,000,000	961,241
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	65,000	64,460
3.500%, 07/01/2046 (Callable 07/01/2024)(Insured by GNMA)	10,000	9,968
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	300,000	293,394
Orange County Health Facilities Authority:
5.000%, 08/01/2028 (Callable 08/01/2024)	300,000	304,982
5.000%, 08/01/2036 (Callable 08/01/2023)	2,000,000	2,073,940
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023	300,000	300,523
Sarasota County Health Facilities Authority,
3.000%, 05/15/2023	75,000	74,418
School Board of Miami-Dade County,
5.000%, 02/01/2028 (Callable 02/01/2026)	1,000,000	1,046,669
Tender Option Bond Trust,
3.060%, 06/15/2062 (1)(3)	2,000,000	2,000,000
UCF Stadium Corp.:
5.000%, 03/01/2024	300,000	304,481
5.000%, 03/01/2025	370,000	380,773
Total Florida (Cost $19,343,381)		18,215,242	3.9%

Georgia
Atlanta Development Authority,
5.000%, 07/01/2024	200,000	205,501
Atlanta Urban Residential Finance Authority:
1.350%, 01/01/2025 (Callable 10/21/2022)(Mandatory Tender Date 01/01/2023)(Insured by HUD) (1)(3)	600,000	596,755
2.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024) (1)	2,000,000	1,935,615
Bartow County Development Authority:
1.800%, 09/01/2029 (Callable 11/19/2026) (1)	1,000,000	856,309
2.875%, 08/01/2043 (Mandatory Tender Date 08/19/2025) (1)	2,000,000	1,932,476
Clayton County Development Authority,
4.000%, 07/01/2034 (Callable 07/01/2027)	100,000	93,742
Development Authority of Bulloch County,
5.000%, 07/01/2029	385,000	416,192
Development Authority of Gwinnett County,
5.000%, 07/01/2040 (Callable 07/01/2027)	3,310,000	3,395,780
George L Smith II Congress Center Authority,
3.625%, 01/01/2031 (3)	750,000	632,601
Georgia Higher Education Facilities Authority,
4.000%, 06/15/2036 (Callable 06/15/2030)	490,000	453,556
Macon-Bibb County Housing Authority,
4.500%, 10/01/2024 (Callable 10/21/2022)(Mandatory Tender Date 05/01/2023)(Insured by HUD) (1)(6)	2,000,000	1,998,095
Main Street Natural Gas, Inc.:
5.000%, 05/15/2024	65,000	65,655
2.925%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	290,000	287,540
4.000%, 07/01/2052 (Callable 06/01/2027)(Mandatory Tender Date 09/01/2027) (1)	1,000,000	987,962
4.000%, 08/01/2052 (Callable 05/01/2027)(Mandatory Tender Date 11/01/2027) (1)(3)	2,250,000	2,117,068
5.000%, 12/01/2052 (Callable 03/01/2029)(Mandatory Tender Date 06/01/2029) (1)	1,250,000	1,248,953
Oconee County Industrial Development Authority,
5.750%, 03/01/2045 (Callable 03/01/2031)	1,750,000	1,472,801
Private Colleges & Universities Authority:
5.000%, 06/01/2023	145,000	146,554
5.000%, 06/01/2027	200,000	208,844
5.000%, 06/01/2033 (Callable 06/01/2031)	500,000	523,643
Total Georgia (Cost $21,022,854)		19,575,642	4.2%

Idaho
Canyon County School District No. 139:
5.000%, 09/15/2034 (Callable 09/15/2025)(Insured by ID STG)	1,500,000	1,552,978
5.000%, 09/15/2035 (Callable 09/15/2025)(Insured by ID STG)	1,525,000	1,577,569
Total Idaho (Cost $3,238,690)		3,130,547	0.7%

Illinois
Champaign & Piatt Counties Community Unit School District No. 3,
3.500%, 09/01/2029 (Callable 10/31/2022)	180,000	180,077
Chicago O'Hare International Airport:
5.000%, 01/01/2029 (Callable 01/01/2025)	210,000	216,367
5.500%, 01/01/2055 (Callable 01/01/2032) (6)	750,000	764,418
Chicago Park District:
5.000%, 01/01/2024	225,000	228,940
5.000%, 01/01/2029 (Callable 01/01/2024)	1,125,000	1,136,141
5.000%, 01/01/2030 (Pre-refunded to 01/01/2024)	100,000	102,192
5.000%, 01/01/2030 (Callable 01/01/2024)	50,000	50,482
City of Chicago IL:
5.000%, 11/01/2022	100,000	100,128
5.000%, 11/01/2023	125,000	127,042
5.000%, 11/01/2027 (Callable 11/01/2026)(Insured by BAM)	100,000	105,821
0.000%, 01/01/2029 (Insured by NATL)	4,125,000	3,100,291
5.250%, 01/01/2029 (Callable 01/01/2025)	350,000	351,151
5.000%, 11/01/2030 (Callable 11/01/2026)(Insured by BAM)	4,000,000	4,192,820
Cook County Community College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	325,000	327,756
Crawford Hospital District,
4.000%, 01/01/2027 (Insured by AGM)	315,000	321,712
Exceptional Children Have Opportunities,
4.000%, 12/01/2032 (Callable 12/01/2029)	500,000	508,212
Hoffman Estates Park District,
5.000%, 12/01/2025	410,000	421,442
Illinois Finance Authority:
4.000%, 02/15/2023	495,000	493,680
5.000%, 10/01/2023	100,000	101,270
5.000%, 11/01/2024	50,000	50,718
3.000%, 05/01/2025	400,000	381,198
5.000%, 10/01/2025	150,000	153,919
5.000%, 09/01/2027 (Callable 09/01/2026)	500,000	516,926
4.000%, 11/01/2030	100,000	100,702
4.125%, 11/15/2037 (Callable 11/15/2025)	300,000	280,844
6.000%, 10/01/2048 (Callable 10/01/2022)	610,000	610,000
Illinois Sports Facilities Authority,
5.000%, 06/15/2031	575,000	566,854
Illinois State Toll Highway Authority,
5.000%, 01/01/2039 (Callable 01/01/2025)	3,000,000	3,050,966
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	150,000	150,284
Madison County Community Unit School District No. 8:
4.000%, 12/01/2030 (Callable 12/01/2028)(Insured by BAM)	1,000,000	1,022,662
4.000%, 12/01/2032 (Callable 12/01/2028)(Insured by BAM)	1,000,000	1,014,377
Madison, Bond, Etc. Counties Community Unit School District No. 5:
5.500%, 02/01/2032 (Callable 02/01/2030)(Insured by AGM)	475,000	523,715
5.500%, 02/01/2034 (Callable 02/01/2030)(Insured by AGM)	600,000	653,494
5.500%, 02/01/2035 (Callable 02/01/2030)(Insured by AGM)	570,000	616,816
McHenry & Kane Counties Community Consolidated School District No. 158,
0.000%, 01/01/2024 (Insured by AGC)	1,500,000	1,430,428
Niles Park District,
3.000%, 12/01/2032 (Callable 12/01/2022)	700,000	675,861
Northern Illinois University:
5.000%, 10/01/2031 (Callable 04/01/2031)(Insured by BAM)	450,000	480,172
4.000%, 10/01/2032 (Callable 04/01/2031)(Insured by BAM)	500,000	473,675
Regional Transportation Authority,
5.750%, 06/01/2029 (Insured by AGM)	2,450,000	2,696,021
Southern Illinois University,
4.000%, 04/01/2030 (Insured by BAM)	525,000	518,789
State of Illinois:
6.000%, 06/15/2024 (Insured by NATL)	100,000	103,867
5.000%, 01/01/2026	50,000	50,854
University of Illinois,
4.000%, 04/01/2034 (Callable 04/01/2025)	650,000	610,171
Upper Illinois River Valley Development Authority,
4.000%, 01/01/2031 (Callable 01/01/2027) (3)	225,000	198,746
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	135,000	135,529
Village of River Grove IL:
4.000%, 12/15/2030 (Insured by BAM)	470,000	472,843
4.000%, 12/15/2032 (Callable 12/15/2030)(Insured by BAM)	505,000	500,876
Will County Community High School District No. 210:
0.000%, 01/01/2028 (Insured by BAM)	310,000	249,729
0.000%, 01/01/2032 (Insured by BAM)	125,000	82,682
3.375%, 01/01/2033 (Callable 01/01/2023)	25,000	21,970
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	150,000	143,252
Total Illinois (Cost $33,126,113)		31,368,882	6.7%

Indiana
Center Grove Multi-Facility School Building Corp.,
5.500%, 07/10/2035 (Callable 01/10/2031)(Insured by ST AID)	400,000	446,087
City of Rockport IN,
3.125%, 07/01/2025	2,000,000	1,944,828
Greater Jasper School Building Corp.,
4.000%, 01/15/2033 (Callable 07/15/2027)(Insured by ST AID)	565,000	577,471
Indiana Finance Authority:
5.000%, 09/15/2023	795,000	802,821
3.750%, 10/01/2042 (Callable 10/01/2023)	40,000	31,740
4.000%, 10/01/2052 (Callable 04/01/2032)	1,250,000	1,103,708
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	150,000	149,906
Plainfield Redevelopment Authority,
3.250%, 08/01/2032 (Callable 08/01/2023)(Insured by ST AID)	145,000	129,208
Plainfield Redevelopment District,
3.000%, 07/01/2031 (Callable 07/01/2027)	435,000	377,778
Total Indiana (Cost $5,936,737)		5,563,547	1.2%
Iowa
City of Coralville IA,
4.000%, 06/01/2024	200,000	198,016
Iowa Finance Authority:
5.000%, 05/15/2032 (Callable 05/15/2026)	1,180,000	1,132,076
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	175,000	171,705
Iowa Higher Education Loan Authority:
3.000%, 04/01/2023	280,000	279,391
3.000%, 04/01/2024	255,000	251,724
5.000%, 10/01/2037 (Callable 10/01/2030)	400,000	400,250
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	1,000,000	1,015,254
Total Iowa (Cost $3,722,392)		3,448,416	0.7%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	50,000	44,642
City of Goddard KS,
3.000%, 12/01/2022 (Callable 10/31/2022)	150,000	149,959
Wyandotte County-Kansas City Unified Government,
0.000%, 12/01/2027 (Insured by NATL)	105,000	82,934
Total Kansas (Cost $280,753)		277,535	0.1%

Kentucky
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	35,000	30,932
5.000%, 07/01/2028 (Callable 07/01/2025)	2,335,000	2,354,556
5.000%, 06/01/2030 (Callable 06/01/2027)	50,000	51,311
5.000%, 07/01/2040 (Callable 07/01/2025)	1,290,000	1,238,892
Kentucky Higher Education Student Loan Corp.,
5.000%, 06/01/2024	130,000	132,362
Kentucky Housing Corp.,
5.850%, 04/01/2048 (Callable 10/31/2022)(Mandatory Tender Date 04/01/2023) (1)	817,024	817,473
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	275,000	274,006
3.226%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	700,000	683,042
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	320,000	318,724
Morehead State University,
5.000%, 04/01/2028 (Callable 04/01/2025)(Insured by ST AID)	230,000	237,803
Total Kentucky (Cost $6,508,495)		6,139,101	1.3%

Louisiana
City of Shreveport LA,
5.000%, 09/01/2024	440,000	450,813
Louisiana Local Government Environmental Facilities & Community Development Authority:
4.000%, 10/01/2023	100,000	99,667
4.000%, 10/01/2024	145,000	144,243
3.020%, 04/01/2031 (Callable 04/01/2025) (3)	1,243,000	1,162,059
5.250%, 06/15/2033 (Callable 06/15/2031) (3)	1,150,000	1,037,547
Louisiana Public Facilities Authority:
0.000%, 10/01/2024 (5)	330,000	312,258
0.000%, 10/01/2029 (5)	330,000	307,163
5.000%, 05/15/2033 (Callable 05/15/2030)	350,000	362,176
Louisiana State University & Agricultural & Mechanical College,
5.000%, 07/01/2027 (Pre-refunded to 07/01/2024)	235,000	242,107
Morehouse Parish Hospital Service District No. 1,
3.000%, 10/01/2030 (Callable 10/01/2027)	100,000	79,859
St. Tammany Parish Hospital Service District No. 1:
5.000%, 07/01/2034 (Callable 07/01/2028)	1,520,000	1,556,269
5.000%, 07/01/2035 (Callable 07/01/2028)	1,280,000	1,308,262
Total Louisiana (Cost $7,611,108)		7,062,423	1.5%

Maine
Finance Authority of Maine:
5.000%, 12/01/2023 (Insured by AGM)	125,000	127,149
5.000%, 12/01/2024 (Insured by AGM)	125,000	128,521
5.000%, 12/01/2025 (Insured by AGM)	200,000	207,574
5.000%, 12/01/2026 (Insured by AGM)	200,000	209,194
Maine Health & Higher Educational Facilities Authority,
5.000%, 07/01/2026 (Insured by ST AID)	100,000	104,261
Maine State Housing Authority,
5.000%, 11/15/2052 (Callable 11/15/2031)	1,000,000	1,018,541
Total Maine (Cost $1,903,158)		1,795,240	0.4%

Maryland
Maryland Community Development Administration:
4.050%, 10/01/2024	1,000,000	994,031
0.550%, 09/01/2026	555,000	488,208
2.000%, 03/01/2032 (Callable 09/01/2030)	400,000	321,772
3.750%, 03/01/2050 (Callable 03/01/2029)	1,845,000	1,801,947
Maryland Economic Development Corp.,
3.997%, 04/01/2034 (Callable 01/01/2034)	5,000	4,004
Maryland Health & Higher Educational Facilities Authority:
5.000%, 01/01/2024	540,000	545,389
5.000%, 01/01/2025	470,000	477,931
5.000%, 07/01/2045 (Callable 01/01/2027)(Mandatory Tender Date 07/01/2027) (1)	380,000	397,467
Total Maryland (Cost $5,249,988)		5,030,749	1.1%

Massachusetts
Massachusetts Development Finance Agency:
5.000%, 07/15/2023 (3)	115,000	115,774
5.000%, 07/15/2024 (3)	125,000	126,542
5.000%, 07/15/2025 (3)	65,000	66,057
Massachusetts Educational Financing Authority,
2.000%, 07/01/2037 (Callable 07/01/2031)	2,600,000	2,027,516
Massachusetts Port Authority,
5.000%, 07/01/2034 (Callable 07/01/2032)	1,200,000	1,247,580
Total Massachusetts (Cost $4,275,799)		3,583,469	0.8%

Michigan
Charter Township of Lansing MI,
2.750%, 05/01/2028 (Callable 10/31/2022)	265,000	252,447
City of Detroit MI,
5.000%, 04/01/2023	275,000	276,327
Flint Hospital Building Authority,
5.000%, 07/01/2023	30,000	30,194
Grand Valley State University,
4.000%, 12/01/2029 (Callable 06/01/2026)	1,000,000	994,490
Grandville Public Schools:
5.000%, 05/01/2032 (Insured by BAM)	900,000	930,149
5.000%, 05/01/2033 (Callable 05/01/2032)(Insured by BAM)	940,000	957,161
5.000%, 05/01/2034 (Callable 05/01/2032)(Insured by BAM)	975,000	980,470
Michigan Finance Authority:
5.000%, 07/01/2024	260,000	264,238
5.000%, 07/01/2025 (Callable 07/01/2024)	25,000	25,377
5.000%, 07/01/2027 (Callable 07/01/2025)	160,000	165,920
4.500%, 10/01/2029 (Callable 10/01/2024)	1,500,000	1,490,576
5.000%, 07/01/2030 (Callable 07/01/2024)	165,000	166,950
5.000%, 07/01/2039 (Callable 07/01/2024)	3,000,000	3,013,422
5.000%, 07/01/2044 (Callable 07/01/2024)	130,000	130,227
Michigan State Hospital Finance Authority,
5.000%, 11/15/2032 (Callable 05/15/2025)	255,000	262,709
Michigan State Housing Development Authority,
3.500%, 12/01/2050 (Callable 06/01/2029)	270,000	261,662
Total Michigan (Cost $10,706,133)		10,202,319	2.2%

Minnesota
Chaska Economic Development Authority,
4.000%, 02/01/2033 (Callable 02/01/2025)	690,000	692,453
City of Center City MN,
4.000%, 11/01/2031 (Callable 11/01/2027)	245,000	235,771
County of Chippewa MN,
4.000%, 03/01/2023	1,060,000	1,060,455
County of Hennepin MN,
5.000%, 12/15/2035 (Callable 12/15/2028)	1,580,000	1,711,019
Housing & Redevelopment Authority of the City of St. Paul MN,
4.000%, 09/01/2031 (Callable 09/01/2024)	350,000	325,311
Minnesota Higher Education Facilities Authority,
4.000%, 10/01/2040 (Callable 10/01/2030)	1,000,000	899,063
Minnesota Housing Finance Agency,
3.500%, 07/01/2050 (Callable 07/01/2029)(Insured by GNMA)	1,410,000	1,366,864
Plymouth Intermediate District No. 287,
3.000%, 05/01/2032 (Callable 05/01/2025)	650,000	585,145
Zumbro Education District:
4.000%, 02/01/2031	370,000	354,737
4.000%, 02/01/2033 (Callable 02/01/2031)	300,000	282,105
Total Minnesota (Cost $8,129,982)		7,512,923	1.6%

Mississippi
City of Ridgeland MS,
3.000%, 10/01/2025	325,000	316,783
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)	1,000,000	952,445
Mississippi Home Corp.:
4.000%, 12/01/2043 (Callable 12/01/2026)(Insured by GNMA)	70,000	69,460
5.000%, 12/01/2052 (Callable 06/01/2031)(Insured by GNMA)	2,000,000	2,038,029
Mississippi Hospital Equipment & Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)(Mandatory Tender Date 03/01/2027) (1)	415,000	425,401
Vicksburg Warren School District:
5.000%, 03/01/2025	350,000	357,759
5.000%, 03/01/2028	70,000	73,063
Total Mississippi (Cost $4,534,165)		4,232,940	0.9%

Missouri
County of Platte MO:
5.000%, 02/01/2025 (Callable 02/01/2023)	125,000	124,994
3.000%, 03/01/2027 (Callable 03/01/2023)	200,000	183,029
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 02/01/2025 (Callable 02/01/2024)	180,000	181,433
4.000%, 08/01/2027	440,000	423,691
5.000%, 09/01/2027	150,000	152,513
5.000%, 02/01/2029 (Callable 02/01/2024)	1,000,000	1,003,107
4.000%, 08/01/2030 (Callable 08/01/2024)	200,000	190,659
5.000%, 11/15/2033 (Callable 11/15/2025)	2,560,000	2,597,647
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026	205,000	205,482
3.875%, 10/01/2035 (Callable 10/01/2029)	440,000	348,662
St. Louis Municipal Finance Corp.,
5.000%, 02/15/2025	300,000	310,646
Total Missouri (Cost $5,986,317)		5,721,863	1.2%

Montana
City of Forsyth MT,
3.900%, 03/01/2031 (Callable 03/01/2023) (1)	2,475,000	2,336,780
Silver Bow County School District,
4.000%, 07/01/2030	1,745,000	1,758,035
Total Montana (Cost $4,261,256)		4,094,815	0.9%

Nebraska
City of Gretna NE,
4.000%, 12/15/2025 (Callable 12/15/2024)	1,000,000	1,012,047
Madison County Hospital Authority No. 1,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	505,310
Papio-Missouri River Natural Resources District,
3.000%, 12/01/2030 (Callable 10/12/2026)	335,000	308,047
Total Nebraska (Cost $1,951,960)		1,825,404	0.4%

Nevada
City of Sparks NV,
2.500%, 06/15/2024 (3)	75,000	72,136
Clark County School District,
5.000%, 06/15/2023	100,000	101,060
Henderson Public Improvement Trust,
3.000%, 01/01/2026 (ETM)	270,000	265,499
Nevada Housing Division,
2.250%, 04/01/2025 (Mandatory Tender Date 04/01/2023) (1)	1,215,000	1,207,376
State of Nevada,
4.000%, 12/15/2025 (3)	900,000	875,208
Total Nevada (Cost $2,595,253)		2,521,279	0.5%

New Hampshire
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)	2,000,000	1,688,267
4.375%, 09/20/2036	2,492,328	2,269,357
4.000%, 10/20/2036	2,000,000	1,748,535
New Hampshire Health and Education Facilities Authority,
5.000%, 08/01/2040 (Callable 02/01/2028)	2,750,000	2,744,312
New Hampshire Municipal Bond Bank,
4.000%, 08/15/2030 (Callable 08/15/2027)(Insured by ST AID)	275,000	282,781
Total New Hampshire (Cost $9,401,733)		8,733,252	1.9%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)	140,000	139,364
City of Atlantic City NJ,
5.000%, 03/01/2037 (Callable 03/01/2027)(Insured by BAM)	3,500,000	3,621,403
City of Newark NJ,
5.000%, 10/01/2022 (Insured by ST AID)	130,000	130,000
New Jersey Economic Development Authority:
3.700%, 09/01/2025 (SIFMA Municipal Swap Index + 1.250%)(Callable 03/01/2025)(Insured by ST AID) (2)	380,000	380,311
5.625%, 01/01/2052 (Callable 01/01/2024)	1,000,000	1,002,774
New Jersey Educational Facilities Authority:
5.000%, 07/01/2026 (Pre-refunded to 07/01/2025)	55,000	57,474
5.000%, 07/01/2026 (Callable 07/01/2025)	70,000	72,262
5.000%, 07/01/2026 (Callable 07/01/2025)	595,000	610,321
5.000%, 07/01/2028 (Insured by AGM)	125,000	131,988
5.000%, 07/01/2043 (Callable 07/01/2023)	250,000	250,645
New Jersey Health Care Facilities Financing Authority,
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)	1,095,000	1,133,271
New Jersey Housing & Mortgage Finance Agency:
1.800%, 10/01/2027	3,915,000	3,420,648
3.500%, 04/01/2051 (Callable 04/01/2029)	675,000	652,282
South Jersey Port Corp.,
3.500%, 01/01/2032 (Callable 01/01/2026)	100,000	89,061
South Jersey Transportation Authority,
5.250%, 11/01/2052 (Callable 11/01/2032)(Insured by BAM)	1,250,000	1,301,187
Total New Jersey (Cost $13,621,576)		12,992,991	2.8%

New Mexico
Town of Clayton NM,
5.000%, 11/01/2026 (Callable 11/01/2025)(Insured by NATL)	185,000	188,996
Village of Los Ranchos de Albuquerque NM,
5.000%, 09/01/2027	350,000	369,217
Total New Mexico (Cost $599,445)		558,213	0.1%

New York
Albany Capital Resource Corp.,
5.000%, 05/01/2023	140,000	141,022
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	200,000	159,551
Amherst Development Corp.,
5.000%, 10/01/2022	355,000	355,000
Amherst Industrial Development Agency,
3.900%, 04/01/2026 (Mandatory Tender Date 04/01/2025) (1)	2,000,000	1,984,319
Build NYC Resource Corp.,
4.000%, 12/01/2031 (Callable 12/01/2029) (3)	600,000	544,354
City of Amsterdam NY,
3.750%, 06/22/2023	1,500,000	1,494,467
City of Long Beach NY,
5.250%, 07/15/2037 (Callable 07/15/2030)(Insured by BAM)	200,000	206,817
City of New York NY:
2.900%, 04/01/2042 (Optional Put Date 10/03/2022) (1)	2,800,000	2,800,000
4.000%, 09/01/2046 (Callable 09/01/2032)	750,000	671,300
City of Poughkeepsie NY:
4.000%, 04/15/2028	230,000	228,977
4.000%, 04/15/2030	250,000	247,848
East Ramapo Central School District,
3.500%, 05/31/2023 (Insured by ST AID)	1,000,000	1,000,106
Genesee County Funding Corp.,
5.250%, 12/01/2052 (Callable 12/01/2032)	600,000	576,818
Huntington Local Development Corp.,
4.000%, 07/01/2027	1,000,000	954,120
New York City Housing Development Corp.:
3.000%, 02/15/2048 (Callable 05/15/2024)	2,000,000	1,959,713
3.500%, 02/15/2048 (Callable 05/15/2024)	1,600,000	1,549,619
0.700%, 11/01/2060 (Callable 07/01/2023)(Mandatory Tender Date 07/01/2025) (1)	3,510,000	3,194,156
0.600%, 05/01/2061 (Callable 07/01/2023)(Mandatory Tender Date 07/01/2025)(Insured by FHA) (1)	2,020,000	1,834,523
New York City Industrial Development Agency,
5.000%, 03/01/2028 (Insured by AGM)	250,000	266,558
New York City Transitional Finance Authority:
4.000%, 07/15/2038 (Callable 07/15/2028)(Insured by ST AID)	4,500,000	4,234,127
4.000%, 11/01/2038 (Callable 05/01/2029)	2,675,000	2,526,979
New York Convention Center Development Corp.,
0.000%, 11/15/2033 (Insured by BAM)	1,470,000	870,818
New York State Dormitory Authority:
5.000%, 07/01/2034 (Callable 07/01/2027)	1,840,000	1,960,183
4.000%, 02/15/2036 (Callable 02/15/2030)	1,750,000	1,674,132
New York State Housing Finance Agency:
0.750%, 05/01/2025 (Callable 10/21/2022)(Insured by SONYMA)	2,000,000	1,852,798
0.650%, 11/01/2056 (Callable 07/01/2023)(Mandatory Tender Date 11/01/2025)(Insured by SONYMA) (1)	1,000,000	887,002
1.000%, 11/01/2061 (Callable 09/01/2023)(Mandatory Tender Date 11/01/2026)(Insured by SONYMA) (1)	3,000,000	2,653,991
New York State Urban Development Corp.,
4.000%, 03/15/2041 (Callable 03/15/2030)	1,500,000	1,365,385
Onondaga Civic Development Corp.:
5.000%, 10/01/2023	165,000	165,378
5.000%, 10/01/2024	35,000	34,993
5.000%, 10/01/2025	225,000	224,013
4.125%, 10/01/2035 (Callable 10/01/2025)	355,000	297,231
Onondaga County Trust for Cultural Resources:
5.000%, 05/01/2027	180,000	186,007
5.000%, 05/01/2029 (Callable 05/01/2027)	345,000	355,789
Southwestern Central School District,
2.000%, 06/15/2029 (Insured by BAM)	1,320,000	1,123,893
State of New York Mortgage Agency,
3.500%, 04/01/2049 (Callable 10/01/2028)	150,000	147,248
Town of Ramapo NY:
3.375%, 05/15/2024 (Callable 05/15/2023)	25,000	23,917
3.000%, 11/01/2027 (Callable 11/01/2022)	100,000	88,054
4.125%, 05/15/2028 (Callable 05/15/2023)	115,000	106,074
Triborough Bridge & Tunnel Authority,
2.416%, 01/01/2032 (SOFR + 0.380%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	990,000	982,001
Westchester County Local Development Corp.,
2.875%, 07/01/2026 (3)	1,000,000	917,218
Total New York (Cost $45,616,540)		42,846,499	9.2%

North Carolina
County of Hoke NC,
4.000%, 06/01/2032	1,820,000	1,800,381
North Carolina Central University,
5.000%, 04/01/2027	410,000	429,141
North Carolina Housing Finance Agency,
4.000%, 07/01/2050 (Callable 01/01/2029)(Insured by GNMA)	945,000	931,123
North Carolina Medical Care Commission,
5.000%, 01/01/2049 (Callable 01/01/2026)	1,250,000	1,175,174
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	50,000	46,498
Total North Carolina (Cost $4,711,956)		4,382,317	0.9%

North Dakota
Cass County Joint Water Resource District,
0.480%, 05/01/2024 (Callable 11/01/2022)	2,000,000	1,867,257
City of Grand Forks ND,
5.000%, 12/01/2024	100,000	102,107
City of Horace ND,
0.650%, 08/01/2023 (Callable 10/31/2022)	500,000	481,243
City of Larimore ND,
0.850%, 05/01/2024 (Callable 10/31/2022)	1,100,000	1,030,297
City of Mandan ND:
4.000%, 09/01/2034 (Callable 09/01/2024)	1,010,000	994,156
3.000%, 09/01/2036 (Callable 09/01/2024)	255,000	208,712
City of Mayville ND,
3.750%, 08/01/2025 (Callable 08/01/2023)	1,000,000	955,420
County of McKenzie ND:
5.000%, 08/01/2023	300,000	302,235
5.000%, 08/01/2024 (Callable 08/01/2023)	400,000	402,737
Jamestown Park District:
4.000%, 07/01/2031 (Callable 07/01/2024)	250,000	246,763
2.900%, 07/01/2035 (Callable 10/17/2022)	65,000	58,240
State Board of Higher Education of the State of North Dakota,
3.000%, 04/01/2033 (Callable 04/01/2027)	145,000	129,070
Williston Parks & Recreation District:
4.500%, 03/01/2025 (Callable 10/17/2022)	425,000	412,023
4.000%, 03/01/2032 (Callable 10/17/2022)	20,000	16,599
Total North Dakota (Cost $7,646,133)		7,206,859	1.5%

Ohio
City of Middleburg Heights OH,
5.000%, 08/01/2034 (Callable 08/01/2031)	200,000	206,076
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2030	350,000	378,537
5.000%, 07/01/2032 (Callable 07/01/2031)	495,000	534,953
5.500%, 08/01/2052 (Callable 08/01/2032)	1,400,000	1,445,615
Columbus Metropolitan Housing Authority:
2.000%, 11/01/2026 (Callable 09/01/2023)	265,000	246,175
3.000%, 11/01/2028 (Callable 09/01/2023)	275,000	259,920
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)	200,000	164,272
Hamilton County Convention Facilities Authority,
5.000%, 12/01/2026 (Callable 12/01/2023)	1,000,000	1,005,647
Lancaster Port Authority,
5.000%, 08/01/2049 (Callable 11/01/2024)(Mandatory Tender Date 02/01/2025) (1)	635,000	647,964
Northeast Ohio Medical University:
5.000%, 12/01/2024	75,000	76,487
5.000%, 12/01/2026	100,000	103,391
Ohio Air Quality Development Authority:
1.375%, 02/01/2026 (Mandatory Tender Date 11/01/2024) (1)	1,000,000	932,219
4.250%, 11/01/2040 (Mandatory Tender Date 06/01/2027) (1)	1,000,000	971,534
Ohio Higher Educational Facility Commission:
6.510%, 12/01/2023 (CPI YOY + 1.120%)(Insured by AMBAC) (2)	500,000	501,725
5.000%, 12/01/2032	595,000	588,636
5.000%, 07/01/2036 (Callable 07/01/2033)	1,700,000	1,694,714
Ohio Housing Finance Agency:
4.500%, 03/01/2050 (Callable 09/01/2028)	900,000	899,236
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	130,000	126,599
Ohio Turnpike & Infrastructure Commission:
5.000%, 02/15/2029	2,500,000	2,705,763
5.000%, 02/15/2032 (6)	1,390,000	1,528,059
Port of Greater Cincinnati Development Authority,
3.000%, 05/01/2023 (Callable 10/31/2022)	2,875,000	2,847,464
Township of Miami OH:
4.000%, 12/01/2030 (Callable 12/01/2029)	300,000	312,389
4.000%, 12/01/2031 (Callable 12/01/2029)	200,000	207,373
Warren County Port Authority,
4.000%, 12/01/2041 (Callable 12/01/2031)	570,000	455,910
Total Ohio (Cost $20,054,803)		18,840,658	4.0%

Oklahoma
Cleveland County Educational Facilities Authority,
4.000%, 06/01/2031	2,750,000	2,786,408
Oklahoma Agricultural & Mechanical Colleges,
4.000%, 07/01/2032 (Callable 07/01/2027)	500,000	500,669
Pontotoc County Educational Facilities Authority:
4.000%, 09/01/2026	200,000	202,007
4.000%, 09/01/2027	325,000	328,906
4.000%, 09/01/2028	300,000	303,236
4.000%, 09/01/2029	275,000	277,341
4.000%, 09/01/2030	400,000	401,176
Sallisaw Municipal Authority:
4.000%, 06/01/2029 (Callable 06/01/2026)	795,000	753,158
4.000%, 06/01/2030 (Callable 06/01/2026)	700,000	657,593
Tulsa Industrial Authority,
5.000%, 10/01/2023	185,000	184,905
Total Oklahoma (Cost $6,893,873)		6,395,399	1.4%

Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027) (5)	125,000	130,293
Oregon Health & Science University,
4.000%, 07/01/2044 (Callable 01/01/2032)	1,000,000	897,009
Oregon State Facilities Authority:
5.000%, 10/01/2025	225,000	231,710
5.000%, 10/01/2028	150,000	156,094
Port of Portland OR,
5.000%, 07/01/2025	2,500,000	2,570,759
Seaside School District No. 10:
5.000%, 06/15/2034 (Callable 06/15/2027)(Insured by SCH BD GTY)	1,000,000	1,053,729
5.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY)	1,130,000	1,188,724
5.000%, 06/15/2036 (Callable 06/15/2027)(Insured by SCH BD GTY)	1,000,000	1,051,089
State of Oregon Housing & Community Services Department:
3.900%, 01/01/2033 (Callable 07/01/2023)	70,000	66,907
3.600%, 07/01/2034 (Callable 07/01/2024)	700,000	666,220
2.900%, 07/01/2043 (Callable 07/01/2027)	1,000,000	875,915
4.000%, 01/01/2047 (Callable 07/01/2025)	20,000	19,880
4.000%, 07/01/2047 (Callable 07/01/2026)	35,000	34,713
Tri-County Metropolitan Transportation District of Oregon,
4.000%, 10/01/2033 (Callable 04/01/2028)	1,910,000	1,813,178
Yamhill County Hospital Authority:
1.750%, 11/15/2026 (Callable 10/21/2022)	535,000	488,982
2.125%, 11/15/2027 (Callable 11/15/2022)	1,000,000	882,450
Total Oregon (Cost $12,811,892)		12,127,652	2.6%

Pennsylvania
Allegheny County Airport Authority,
4.000%, 01/01/2056 (Callable 01/01/2031)(Insured by BAM)	3,500,000	2,874,963
Allegheny County Sanitary Authority,
5.000%, 06/01/2043 (Callable 06/01/2028)	2,185,000	2,266,281
Bucks County Industrial Development Authority,
5.000%, 07/01/2028	470,000	475,277
Chester County Industrial Development Authority:
5.000%, 08/01/2035 (Callable 08/01/2023)	730,000	694,737
5.000%, 08/01/2045 (Callable 08/01/2023)	500,000	445,625
City of Bradford PA:
4.000%, 11/01/2026 (Callable 11/01/2025)(Insured by AGM)	415,000	420,359
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by AGM)	370,000	375,820
City of Erie Higher Education Building Authority,
5.000%, 05/01/2029	370,000	384,009
City of Philadelphia PA:
5.000%, 08/01/2030 (Callable 08/01/2027)(Insured by AGM)	2,855,000	3,022,790
4.000%, 07/01/2040 (Callable 07/01/2030)	845,000	755,766
City of York PA:
5.000%, 11/15/2025	525,000	528,644
5.000%, 11/15/2026	205,000	206,711
5.000%, 11/15/2027	220,000	222,101
Coatesville School District,
5.000%, 06/30/2023 (Insured by ST AID)	1,000,000	999,947
Cumberland County Municipal Authority:
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)	30,000	31,151
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)	70,000	72,685
5.000%, 01/01/2029 (Callable 01/01/2025)	75,000	76,010
Delaware Valley Regional Finance Authority,
2.986%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)	1,000,000	981,133
Derry Township Industrial & Commercial Development Authority,
4.000%, 11/15/2028 (Callable 05/15/2028)	400,000	410,286
East Hempfield Township Industrial Development Authority,
5.000%, 12/01/2027 (Callable 12/01/2025)	1,510,000	1,555,818
Indiana County Municipal Services Authority:
5.000%, 10/01/2029 (Insured by BAM)	345,000	359,744
5.000%, 10/01/2031 (Insured by BAM)	285,000	296,327
5.000%, 10/01/2032 (Callable 10/01/2031)(Insured by BAM)	295,000	305,484
5.000%, 10/01/2033 (Callable 10/01/2031)(Insured by BAM)	310,000	319,507
5.000%, 10/01/2034 (Callable 10/01/2031)(Insured by BAM)	330,000	338,748
Latrobe Industrial Development Authority:
5.000%, 03/01/2024	80,000	80,540
5.000%, 03/01/2025	110,000	110,954
5.000%, 03/01/2026	260,000	262,087
Montgomery County Higher Education & Health Authority,
1.125%, 05/01/2036 (Mandatory Tender Date 05/01/2023) (5)	245,000	241,137
Montgomery County Industrial Development Authority:
4.000%, 10/01/2036 (Callable 10/01/2026)	430,000	374,196
4.000%, 10/01/2041 (Callable 10/01/2026)	425,000	351,123
Northeastern Pennsylvania Hospital and Education Authority,
5.000%, 05/01/2033 (Callable 05/01/2029)	260,000	257,199
Panther Valley School District,
4.000%, 10/15/2030 (Callable 10/15/2028)(Insured by BAM)	695,000	710,124
Pennsylvania Economic Development Financing Authority:
0.000%, 01/01/2031 (County Guaranteed)	1,405,000	951,500
5.000%, 12/31/2034 (Callable 06/30/2026)	2,970,000	2,958,183
0.000%, 01/01/2046	4,650,000	1,199,923
Pennsylvania Higher Education Assistance Agency:
5.000%, 06/01/2028	1,685,000	1,750,296
4.500%, 06/01/2043 (Callable 06/01/2031)	1,500,000	1,381,799
Pennsylvania Higher Educational Facilities Authority:
5.000%, 05/01/2025	200,000	205,947
5.000%, 07/01/2035 (Callable 07/01/2026)	1,300,000	1,221,614
Pennsylvania Housing Finance Agency,
3.200%, 04/01/2040 (Callable 10/01/2025)	165,000	132,015
Pennsylvania Turnpike Commission:
0.000%, 12/01/2039 (Callable 06/01/2029) (5)	180,000	169,421
0.000%, 12/01/2040 (Callable 06/01/2029) (5)	35,000	32,880
Philadelphia Authority for Industrial Development,
5.000%, 10/01/2030	350,000	379,023
Redevelopment Authority of the City of Philadelphia,
5.000%, 04/15/2027 (Callable 04/15/2025)	100,000	103,981
Scranton School District,
2.977%, 04/01/2031 (1 Month LIBOR USD + 0.850%)(Callable 12/01/2022)(Mandatory Tender Date 06/01/2023)(Insured by ST AID) (2)	975,000	970,823
State Public School Building Authority:
5.000%, 12/01/2028 (Pre-refunded to 12/01/2026)(Insured by AGM)	15,000	15,981
5.000%, 12/01/2028 (Callable 12/01/2026)(Insured by AGM)	85,000	89,207
Westmoreland County Industrial Development Authority,
5.000%, 07/01/2028	575,000	595,170
York County Industrial Development Authority,
3.000%, 11/01/2036 (Callable 05/01/2026)	730,000	569,097
Total Pennsylvania (Cost $36,319,578)		33,534,143	7.2%

Puerto Rico
Commonwealth of Puerto Rico,
0.000%, 07/01/2024	1,000,000	919,128
Puerto Rico Sales Tax Financing Corp.,
4.329%, 07/01/2040 (Callable 07/01/2028)	1,735,000	1,498,648
Total Puerto Rico (Cost $2,515,520)		2,417,776	0.5%

Rhode Island
Providence Redevelopment Agency,
5.000%, 04/01/2027 (Callable 04/01/2025)	500,000	504,212
Total Rhode Island (Cost $519,019)		504,212	0.1%

South Carolina
County of Florence SC,
5.000%, 05/01/2035 (Callable 05/01/2025)	2,550,000	2,624,157
Patriots Energy Group Financing Agency,
2.966%, 10/01/2048 (1 Month LIBOR USD + 0.860%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	850,000	841,537
Piedmont Municipal Power Agency,
4.000%, 01/01/2034 (Callable 01/01/2031)	1,240,000	1,162,933
South Carolina Jobs-Economic Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	130,000	122,395
5.250%, 08/15/2033 (Callable 08/15/2026)	350,000	356,440
Spartanburg Housing Authority,
2.000%, 03/01/2026 (Mandatory Tender Date 03/01/2025) (1)	3,500,000	3,350,565
Total South Carolina (Cost $8,893,643)		8,458,027	1.8%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	250,000	224,124
South Dakota Health & Educational Facilities Authority:
4.250%, 09/01/2023	260,000	260,393
5.000%, 09/01/2032 (Callable 09/01/2027)	100,000	102,486
Total South Dakota (Cost $640,124)		587,003	0.1%

Tennessee
City of Memphis TN,
4.000%, 12/01/2035 (Callable 12/01/2026)	500,000	490,041
Knox County Health Educational & Housing Facility Board,
5.000%, 09/01/2030 (Callable 09/01/2026)	925,000	945,249
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	1,100,000	1,149,477
Tennessee Housing Development Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)	140,000	138,716
4.500%, 07/01/2049 (Callable 01/01/2028)	30,000	29,979
Total Tennessee (Cost $2,961,642)		2,753,462	0.6%

Texas
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)	1,160,000	1,168,943
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	15,000	14,815
Bullard Independent School District,
2.750%, 02/15/2052 (Mandatory Tender Date 08/15/2025)(PSF Guaranteed) (1)	2,500,000	2,441,185
Caney Creek Municipal Utility District,
5.000%, 03/01/2024	390,000	397,975
Central Texas Regional Mobility Authority,
5.000%, 01/01/2025 (Callable 07/01/2024)	750,000	762,700
City of Austin TX:
5.250%, 05/15/2025 (Insured by BHAC)	90,000	92,609
5.000%, 11/15/2035 (Callable 11/15/2029)	2,550,000	2,600,753
City of Donna TX,
5.000%, 02/15/2042 (Pre-refunded to 02/15/2024)(Insured by BAM)	120,000	122,962
City of Garland TX,
5.000%, 03/01/2034 (Callable 03/01/2026)	1,000,000	1,039,502
City of Hutto TX,
4.000%, 08/01/2032 (Callable 08/01/2027)	515,000	517,299
City of Magnolia TX,
5.700%, 09/01/2046 (3)	480,000	443,962
Clifton Higher Education Finance Corp.:
3.100%, 12/01/2022	15,000	14,978
6.000%, 03/01/2029 (Callable 03/01/2024) (5)	1,740,000	1,766,596
4.000%, 08/15/2030 (Callable 08/15/2027)(PSF Guaranteed)	900,000	912,143
3.950%, 12/01/2032 (Callable 12/01/2022)	265,000	243,121
4.250%, 12/01/2034 (Callable 12/01/2024)	200,000	184,712
County of Wise TX:
5.000%, 08/15/2024	225,000	230,415
5.000%, 08/15/2025	250,000	258,744
5.000%, 08/15/2026	330,000	344,212
5.000%, 08/15/2027	505,000	528,460
El Paso Downtown Development Corp.,
5.000%, 08/15/2027 (Callable 08/15/2026)	230,000	241,229
Grand Mission Municipal Utility District No. 2,
2.250%, 09/01/2028 (Callable 09/01/2023)(Insured by NATL)	95,000	83,996
Green Valley Special Utility District:
7.000%, 09/15/2030 (Insured by BAM)	615,000	741,601
7.000%, 09/15/2031 (Insured by BAM)	545,000	664,848
4.000%, 09/15/2036 (Callable 09/15/2031)(Insured by BAM)	800,000	713,572
4.000%, 09/15/2037 (Callable 09/15/2031)(Insured by BAM)	275,000	239,622
Harris County Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2029 (Callable 05/15/2026)	285,000	287,425
2.850%, 11/15/2046 (1 Month LIBOR USD + 0.650%)(Callable 07/01/2023)(Mandatory Tender Date 07/01/2024) (2)	1,000,000	998,310
3.020%, 12/01/2049 (SIFMA Municipal Swap Index + 0.570%)(Callable 06/01/2024)(Mandatory Tender Date 12/04/2024) (2)	80,000	79,746
Harris County Municipal Utility District No. 450,
3.500%, 09/01/2039 (Callable 09/01/2024)(Insured by AGM)	190,000	160,489
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)(Insured by AGM)	150,000	154,378
Housing Options, Inc.,
3.900%, 02/01/2026 (Mandatory Tender Date 02/01/2025)(Insured by HUD) (1)	1,000,000	990,976
Houston Independent School District,
3.500%, 06/01/2039 (Mandatory Tender Date 06/01/2025)(PSF Guaranteed) (1)	1,000,000	994,504
Hunt Memorial Hospital District,
5.000%, 02/15/2030	1,000,000	1,057,601
Love Field Airport Modernization Corp.,
4.000%, 11/01/2035 (Callable 11/01/2031)(Insured by AGM)	2,295,000	2,110,559
Matagorda County Navigation District No. 1,
4.000%, 06/01/2030 (Callable 06/03/2023)	1,400,000	1,338,339
New Hope Cultural Education Facilities Finance Corp.,
5.000%, 11/01/2022	120,000	120,078
Northwest Harris County Municipal Utility District No. 5,
4.000%, 05/01/2031 (Callable 05/01/2025)(Insured by AGM)	400,000	403,627
Pecos Barstow Toyah Independent School District,
4.000%, 02/15/2036 (Callable 02/15/2026)(PSF Guaranteed)	845,000	820,285
Port of Beaumont Industrial Development Authority,
4.100%, 01/01/2028 (Callable 07/01/2023) (3)	1,750,000	1,369,794
Port of Corpus Christi Authority of Nueces County,
2.950%, 07/01/2029 (Optional Put Date 10/03/2022) (1)	2,100,000	2,100,000
San Antonio Education Facilities Corp.,
5.000%, 10/01/2031	530,000	494,973
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2027	160,000	166,680
5.000%, 09/01/2030 (Callable 09/01/2024)	365,000	369,730
Texas Municipal Gas Acquisition & Supply Corp. I,
3.656%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 10/03/2022) (2)	500,000	472,793
Texas Municipal Gas Acquisition & Supply Corp. III,
5.000%, 12/15/2023	2,000,000	2,015,804
Texas Municipal Gas Acquisition and Supply Corp. II,
3.076%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)	2,700,000	2,620,028
Texas Public Finance Authority,
4.000%, 02/01/2035 (Callable 02/01/2029)	2,000,000	1,915,680
Texas Transportation Commission State Highway Fund,
2.500%, 04/01/2032 (Callable 10/03/2022)(Optional Put Date 10/07/2022) (1)	1,000,000	1,000,000
Travis County Water Control & Improvement District No. 17,
2.000%, 05/01/2029 (Callable 05/01/2026)(Insured by AGM)	235,000	202,792
United Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2027)	750,000	754,977
Total Texas (Cost $42,346,370)		39,770,522	8.5%

Utah
City of Salt Lake City UT:
5.000%, 07/01/2028 (Callable 07/01/2027)	1,600,000	1,656,314
5.000%, 07/01/2029 (Callable 07/01/2028)	2,000,000	2,082,483
Duchesne County School District,
5.000%, 06/01/2029	260,000	274,083
Utah Charter School Finance Authority:
3.000%, 04/15/2027 (Insured by UT CSCE)	160,000	152,900
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	270,000	276,366
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	175,000	173,767
Total Utah (Cost $4,868,864)		4,615,913	1.0%

Vermont
Vermont Educational & Health Buildings Financing Agency,
5.000%, 12/01/2034 (Callable 06/01/2026)	1,000,000	1,015,260
Vermont Housing Finance Agency,
5.250%, 11/01/2052 (Callable 05/01/2032)(Insured by HUD)	1,000,000	1,034,431
Vermont Student Assistance Corp.,
5.000%, 06/15/2026	1,525,000	1,571,766
Total Vermont (Cost $3,940,650)		3,621,457	0.8%

Virginia
Farmville Industrial Development Authority,
5.375%, 07/01/2053 (Callable 07/01/2028)(Mandatory Tender Date 07/01/2043)(Insured by AGM)	1,500,000	1,518,780
Portsmouth Redevelopment & Housing Authority,
3.500%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)	1,000,000	981,831
Toll Road Investors Partnership II LP:
0.000%, 02/15/2027 (Insured by NATL) (3)	1,000,000	733,946
0.000%, 02/15/2028 (Insured by NATL) (3)	740,000	505,766
Virginia Small Business Financing Authority,
4.000%, 01/01/2029	125,000	121,506
Total Virginia (Cost $4,287,115)		3,861,829	0.8%

Washington
City of Seattle WA,
2.700%, 05/01/2045 (SIFMA Municipal Swap Index + 0.250%)(Callable 05/01/2026)(Mandatory Tender Date 11/01/2026) (2)	1,000,000	973,322
County of Lewis WA,
3.000%, 12/01/2026 (Callable 12/01/2022)	100,000	98,383
King County Housing Authority:
5.160%, 11/01/2025	2,079,631	2,100,496
5.000%, 12/01/2030 (Callable 12/01/2026)	400,000	417,448
Metropolitan Park District of Tacoma WA,
4.000%, 12/01/2027 (Callable 12/01/2026)	605,000	598,924
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2028	220,000	227,484
5.000%, 01/01/2029 (Callable 01/01/2028)	165,000	170,296
5.000%, 01/01/2038 (Callable 01/01/2029)	300,000	299,134
5.000%, 01/01/2039 (Callable 01/01/2028)	500,000	498,586
Port of Seattle WA:
4.000%, 08/01/2036 (Callable 08/01/2031)	1,755,000	1,587,114
5.500%, 08/01/2047 (Callable 08/01/2032)	1,750,000	1,810,656
Seattle Housing Authority,
4.000%, 09/01/2025 (Callable 03/01/2025)	2,000,000	2,010,804
Vancouver Housing Authority,
1.700%, 12/01/2024	140,000	134,328
Washington Health Care Facilities Authority:
5.000%, 12/01/2027 (3)	475,000	497,221
3.850%, 01/01/2035 (SIFMA Municipal Swap Index + 1.400%)(Callable 07/01/2024)(Mandatory Tender Date 01/01/2025) (2)	150,000	150,754
5.000%, 08/15/2037 (Callable 02/15/2028)	1,500,000	1,538,880
5.000%, 10/01/2038 (Callable 04/01/2025)	1,255,000	1,273,867
Washington State Housing Finance Commission:
3.500%, 12/20/2035	2,454,382	2,082,872
4.000%, 06/01/2050 (Callable 06/01/2029)(Insured by GNMA)	380,000	374,152
Total Washington (Cost $17,959,913)		16,844,721	3.6%

Wisconsin
City of Milwaukee WI,
4.000%, 06/01/2032 (Callable 06/01/2023)	1,855,000	1,855,405
Palmyra-Eagle Area School District:
3.000%, 03/01/2025 (Callable 03/01/2023)	100,000	93,950
3.000%, 03/01/2027 (Callable 03/01/2023)	500,000	446,985
Public Finance Authority:
5.000%, 10/01/2023 (3)	100,000	100,066
3.000%, 03/01/2026 (Callable 10/31/2022) (3)	700,000	653,064
0.000%, 12/15/2027 (Callable 10/31/2022)	565,000	404,529
5.000%, 09/01/2030 (3)	1,250,000	1,073,253
4.850%, 07/01/2031 (3)	475,000	413,319
4.000%, 01/01/2033 (Callable 07/01/2029)	605,000	563,328
4.000%, 01/01/2034 (Callable 07/01/2029)	1,150,000	1,060,903
Village of Mount Pleasant WI,
5.000%, 04/01/2048 (Callable 04/01/2028)(Insured by BAM)	325,000	335,068
Waunakee Community School District,
2.500%, 04/01/2025 (Callable 10/31/2022)	250,000	242,816
Wisconsin Center District,
5.250%, 12/15/2061 (Callable 12/15/2030) (3)	1,000,000	914,629
Wisconsin Health & Educational Facilities Authority:
4.000%, 08/15/2024	160,000	158,590
4.000%, 08/15/2025	230,000	226,807
5.000%, 11/01/2027 (Callable 11/01/2026)	375,000	366,616
5.000%, 09/15/2028 (Pre-refunded to 09/15/2023)	45,000	45,700
5.000%, 11/01/2029 (Callable 11/01/2026)	430,000	412,897
5.000%, 11/15/2039 (Callable 05/15/2026)	2,000,000	2,035,920
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)	300,000	307,537
2.920%, 02/15/2053 (Callable 10/03/2022)(Optional Put Date 10/05/2022) (1)	3,000,000	3,000,000
Wisconsin Housing & Economic Development Authority:
4.000%, 07/01/2030 (Callable 07/01/2028)(Insured by HUD) (3)	135,000	117,626
4.375%, 07/01/2037 (Callable 07/01/2028)(Insured by HUD) (3)	500,000	396,919
Total Wisconsin (Cost $15,975,165)		15,225,927	3.3%
Total Municipal Bonds (Cost $489,945,656)		458,952,282	98.5%

Closed-End Investment Company	Shares
Nuveen AMT-Free Municipal Credit Income Fund, Series C Preferred Shares,
2.910%, 12/01/2031 (1)	1,000	1,000,000
Total Closed-End Investment Company (Cost $1,000,000)		1,000,000	0.2%
Total Long-Term Investments (Cost $490,945,656)		459,952,282	98.7%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 2.04% (4)	3,681,917	3,681,917
Total Short-Term Investment (Cost $3,681,917)		3,681,917	0.8%
Total Investments (Cost $494,627,573)		463,634,199	99.5%
Other Assets in Excess of Liabilities		2,509,529	0.5%
TOTAL NET ASSETS		$466,143,728	100.0%

Notes to Schedule of Investments
ACA	American Capital Access
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
ID STG	Idaho Sales Tax Guaranty
NATL	National Public Finance Guarantee Corp.
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

CPI YOY	Consumer Price Index - Year-Over-Year
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2022.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2022, the value of these securities totaled $26,266,172, which represented 5.63% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2022.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Strategic Municipal Bond Fund
Summary of Fair Value Exposure at September 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$458,952,282	$–	$458,952,282
Closed-End Investment Company	–	1,000,000	–	1,000,000
Total Long-Term Investments	–	459,952,282	–	459,952,282
Short-Term Investment
Money Market Mutual Fund	3,681,917	–	–	3,681,917
Total Short-Term Investment	3,681,917	–	–	3,681,917
Total Investments	$3,681,917	$459,952,282	$–	$463,634,199

Futures Contracts*
Long	$(377,195)	$–	$–	$(377,195)
Total Futures Contracts	$(377,195)	$–	$–	$(377,195)

*The fair value of the Fund’s futures contracts represent the net unrealized depreciation at September 30, 2022.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.

Baird Strategic Municipal Bond Fund
Schedule of Open Futures Contracts
September 30, 2022 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value at Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
U.S. 5 Yr Note	100	Dec-22	$10,750,781	$10,750,350	$431	$-
U.S. 10 Yr Note	170	Dec-22	19,050,625	19,428,251	-	(377,626)
Total Futures Contracts					$431	$(377,626)
Net Unrealized Depreciation						$(377,195)